Condensed Financial Information of the Company - Balance Sheets (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 212,769,706	$ 32,608,386	¥ 24,722,917	$ 3,788,953	¥ 2,648,397	¥ 35,008,695
Prepayments and other current assets	2,419,252	370,766	436,192
Total current assets	216,821,895	33,229,411	60,339,599
Non-current assets:
Total non-current assets	243,181,554	37,269,204	242,938,084
Total assets	460,003,449	70,498,615	303,277,683
Current liabilities:
Amounts due to subsidiaries and VIEs	719,400	110,253	719,400
Total current liabilities	92,121,930	14,118,305	130,419,106
Total liabilities	92,534,523	14,181,538	132,131,402
Shareholders' equity:
Ordinary shares (USD$0.0001 par value; 500,000,000 and 500,000,000 shares authorized, 50,000,000 and 66,667,000 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	45,198	6,927
Statutory reserves	58,217,195	8,922,175	50,807,520
Accumulated other comprehensive loss	(7,956,640)	(1,219,408)
Retained earnings	135,314,170	20,737,804	109,138,761
Total shareholders' equity	367,468,926	56,317,077	171,146,281		123,909,284	96,496,843
Total liabilities and shareholders' equity	460,003,449	70,498,615	303,277,683
Parent Company [Member]
Current assets:
Cash and cash equivalents	200,108,273	30,667,935
Prepayments and other current assets	89,853	13,770
Total current assets	200,198,126	30,681,705
Non-current assets:
Investment in subsidiaries and VIEs	208,398,302	31,938,437	171,146,281
Total non-current assets	208,398,302	31,938,437	171,146,281
Total assets	408,596,428	62,620,142	171,146,281
Current liabilities:
Amounts due to subsidiaries and VIEs	41,127,502	6,303,065
Total current liabilities	41,127,502	6,303,065
Total liabilities	41,127,502	6,303,065
Shareholders' equity:
Ordinary shares (USD$0.0001 par value; 500,000,000 and 500,000,000 shares authorized, 50,000,000 and 66,667,000 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	45,198	6,927
Additional paid-in capital	181,849,003	27,869,579	11,200,000
Statutory reserves	58,217,195	8,922,175	50,807,520
Accumulated other comprehensive loss	(7,956,640)	(1,219,408)
Retained earnings	135,314,170	20,737,804	109,138,761
Total shareholders' equity	367,468,926	56,317,077	171,146,281
Total liabilities and shareholders' equity	¥ 408,596,428	$ 62,620,142	¥ 171,146,281